united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Fair Value
	MUTUAL FUNDS - 68.4%
	DEBT FUNDS - 68.4%
474,373	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares		$4,862,324
321,317	Credit Suisse Floating Rate High Income Fund - Class I		2,210,664
1,717,199	Dreyfus High Yield Fund - Institutional Shares		10,818,353
9,727,589	Eaton Vance Income Fund of Boston- Institutional Shares		55,933,638
756,398	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares		7,367,319
3,131,050	Invesco High Yield Fund - Retail Shares		13,150,409
1,946,980	Janus High-Yield Fund - Institutional Shares		16,490,923
12,089,757	JPMorgan High Yield Fund - Institutional Shares *		89,947,793
1,629,904	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		16,217,547
1,852,359	Lord Abbett Floating Rate Fund - Class I		17,115,799
14,105,228	MainStay High Yield Corporate Bond Fund - Institutional Shares		81,246,113
3,689,714	MFS High Income Fund - Institutional Shares		12,655,719
7,021	Salient Select Income Fund - Institutional Shares		149,690
	TOTAL MUTUAL FUNDS (Cost - $327,182,038)		328,166,291

	TOTAL INVESTMENTS - 68.4% (Cost - $327,182,038) (a)		$328,166,291
	CASH, OTHER ASSETS AND LIABILITIES - NET - 31.6%		151,649,307
	TOTAL NET ASSETS - 100.0%		$479,815,598

* All or portion of this security is segregated as collateral for swaps.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $327,273,973 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$1,143,922
		Unrealized depreciation:	(251,604)
		Net unrealized appreciation:	$892,318

			Unrealized
	SCHEDULE OF SWAPS		Appreciation
	LONG EQUITY SWAP CONTRACTS - 0.0%
	Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 29, 2017 and is reset on a monthly basis. The swap has a termination date of August 30, 2018, unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 115 bps (Notional Amount $315,175,483)		$-
	TOTAL LONG EQUITY SWAP CONTRACTS		$-

The following table represents the individual long postions and related values of equity securities held within the total return swap with Barclays Bank, these investments are not a direct holding of Redwood Managed Volatlity Fund:
	Security	Shares	Value
	AB High Income Municipal Portfolio	1,749,998	$20,159,980
	American High-Income Municipal Fund	2,334,306	37,278,860
	BlackRock High Yield Municipal Fund Institutional Shares	2,032,235	19,631,390
	BlackRock High Yield Bond Portfolio Institutional Shares	10,241,102	79,880,593
	Lord Abbett High Yield Municipal Bond Fund Class I	2,475,850	29,140,753
	Nuveen High Yield Municipal Bond Fund Class I	6,467,279	112,918,692
	Putnam High Yield Trust Fund Class Y	2,605,116	16,165,215
	Total		$315,175,483

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Fair Value

CASH, OTHER ASSETS AND LIABILITIES - NET - 100.0%	$70,116,818
TOTAL NET ASSETS - 100.0%	$70,116,818

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Fair Value
	COMMON STOCK - 98.6%
	AEROSPACE & DEFENSE - 3.7%
22,540	Spirit AeroSystems Holdings, Inc.		$2,307,194

	APPAREL - 3.5%
31,442	NIKE, Inc.		2,144,973

	AUTO MANUFACTURERS - 3.3%
47,978	General Motors Co.		2,034,747

	BANKS - 3.5%
64,820	Fifth Third Bancorp		2,145,542

	COMMERCIAL SERVICES - 3.3%
42,558	CoreLogic, Inc. *		2,015,547

	COMPUTERS - 3.5%
93,605	HP, Inc.		2,182,869

	DIVERSIFIED FINANCIAL SERVICES - 10.2%
37,460	Lazard Ltd.		2,194,032
46,847	Legg Mason, Inc.		1,996,619
147,646	Navient Corp.		2,103,956
			6,294,607
	ENTERTAINMENT - 3.2%
29,543	Six Flags Entertainment Corp.		1,995,925

	HEALTHCARE-SERVICES - 3.3%
9,684	Cigna Corp.		2,017,661

	HOME BULIDERS - 3.0%
59,147	PulteGroup, Inc.		1,882,649

	INSURANCE - 3.1%
16,256	Erie Indemnity Co.		1,930,563

	INTERNET - 6.6%
52,110	eBay, Inc. *		2,114,624
17,185	VeriSign, Inc. *		1,974,900
			4,089,524
	LEISURE TIME - 3.0%
38,652	Harley-Davidson, Inc.		1,873,076

	LODGING - 10.4%
26,742	Hyatt Hotels Corp. *		2,174,125
14,489	Marriott International, Inc.		2,134,809
16,973	Wyndham Worldwide Corp.		2,106,858
			6,415,792
	MISCELLANEOUS MANUFACTURING - 3.2%
17,304	Carlisle Cos, Inc.		1,976,290

	OIL & GAS - 6.8%
35,828	ConocoPhillips		2,107,045
29,807	Marathon Petroleum Corp.		2,064,731
			4,171,776
Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares			Fair Value
	PACKAGING & CONTAINERS - 3.1%
39,891	Sealed Air Corp.		$1,888,839

	REITS - 5.8%
146,328	Retail Properties of America, Inc.		1,763,252
75,524	STORE Capital Corp.		1,851,093
			3,614,345
	RETAIL - 12.9%
42,218	Foot Locker, Inc.		2,075,015
34,777	Signet Jewelers Ltd.		1,839,703
27,081	Walgreens Boots Alliance, Inc.		2,038,116
24,098	Yum! Brands, Inc.		2,038,450
			7,991,284
	SOFTWARE - 3.2%
27,590	CDK Global, Inc.		1,966,891

	TOTAL COMMON STOCK (Cost - $59,019,787)		60,940,094

	TOTAL INVESTMENTS -98.6% (Cost - $59,019,787) (a)		$60,940,094
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.4%		861,806
	TOTAL NET ASSETS - 100.0%		$61,801,900

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,021,928 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$2,877,059
		Unrealized depreciation:	(958,893)
		Net unrealized appreciation:	$1,918,166

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Fair Value
	COMMON STOCK - 98.5%
	AEROSPACE & DEFENSE - 3.7%
30,232	Spirit AeroSystems Holdings, Inc.		$3,094,547

	APPAREL - 3.5%
42,170	NIKE, Inc.		2,876,837

	AUTO MANUFACTURERS - 3.3%
64,351	General Motors Co.		2,729,126

	BANKS - 3.5%
86,940	LyondellBasell Industries NV		2,877,714

	COMMERCIAL SERVICES - 3.3%
57,082	CoreLogic, Inc.		2,703,404

	COMPUTERS - 3.5%
125,549	HP, Inc.		2,927,803

	DIVERSIFIED FINANCIAL SERVICES - 10.2%
50,243	Lazard Ltd.		2,942,732
62,834	Legg Mason, Inc.		2,677,985
198,032	Navient Corp.		2,821,956
			8,442,673
	ENTERTAINMENT - 3.2%
39,624	Six Flags Entertainment Corp.		2,676,997

	HEALTHCARE-SERVICES - 3.3%
12,988	Cigna Corp.		2,706,050

	HOME BUILDERS - 3.0%
79,331	PulteGroup, Inc.		2,525,106

	INSURANCE - 3.1%
21,802	Erie Indemnity Co.		2,589,206

	INTERNET - 6.6%
69,893	eBay, Inc.		2,836,258
23,049	VeriSign, Inc.		2,648,791
			5,485,049
	LEISURE TIME - 3.0%
51,843	Harley-Davidson, Inc.		2,512,312

	LODGING - 10.4%
35,872	Hyatt Hotels Corp.		2,916,394
19,434	Marriott International, Inc.		2,863,406
22,765	Wyndham Worldwide Corp.		2,825,819
			8,605,619
	MISCELLANEOUS MANUFACTURING - 3.2%
23,209	Carlisle Cos, Inc.		2,650,700

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares			Fair Value
	OIL & GAS - 6.7%
48,055	ConocoPhillips		$2,826,115
39,978	Marathon Petroleum Corp.		2,769,276
			5,595,391
	PACKAGING & CONTAINERS - 3.1%
53,504	Sealed Air Corp.		2,533,414

	REITS - 5.9%
196,263	Retail Properties of America, Inc.		2,364,969
101,297	STORE Capital Corp.		2,482,789
			4,847,758
	RETAIL - 12.9%
56,625	Foot Locker, Inc.		2,783,119
46,645	Signet Jewelers Ltd.		2,467,520
36,323	Walgreens Boots Alliance, Inc.		2,733,669
32,322	Yum! Brands, Inc.		2,734,118
			10,718,426
	SOFTWARE - 3.2%
37,006	CDK Global, Inc.		2,638,158

	TOTAL COMMON STOCK (Cost - $79,110,924)		81,736,290

	TOTAL INVESTMENTS - 98.6% (Cost - $79,110,924) (a)		$81,736,290
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.4%		1,186,219
	TOTAL NET ASSETS - 100.0%		$82,922,509

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,111,481 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$3,873,051
		Unrealized depreciation:	(1,248,242)
		Net unrealized appreciation:	$2,624,809

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares						Fair Value
	COMMON STOCK - 20.3%
	AIRLINES - 0.7%
14,277	Deutsche Lufthansa AG - ADR					$509,261

	APPAREL - 0.7%
14,844	Gildan Activewear, Inc.					504,251

	AUTO MANUFACTURERS - 1.9%
23,541	Nissan Motor Co Ltd. - ADR					506,131
26,642	Subaru Corp. - ADR					444,122
3,692	Toyota Motor Corp. - ADR					509,201
						1,459,454
	AUTO PARTS & EQUIPMENT - 0.6%
8,348	Magna International, Inc.					477,088

	BANKS - 4.0%
4,919	Banco de Chile - ADR					499,524
52,409	Banco Santander Brasil SA - ADR					590,125
14,331	Banco Santander Chile - ADR					487,971
7,036	Bank of Nova Scotia					467,824
23,609	Danske Bank A/S - ADR					481,624
5,814	Royal Bank of Canada					498,085
						3,025,153
	CHEMICALS - 0.6%
7,588	Sinopec Shanghai Petrochemical Co. Ltd. - ADR					468,787

	COMMERCIAL SERVICES - 0.7%
66,648	Cielo SA - ADR					565,308

	COMPUTERS - 1.8%
41,366	BlackBerry Ltd. *					523,694
8,569	CGI Group, Inc. *					489,633
3,863	Check Point Software Technologies Ltd. *					399,473
						1,412,800
	DISTRIBUTION & WHOLESALE - 1.4%
12,989	ITOCHU Corp. - ADR					513,195
1,523	Mitsui & Co. Ltd. - ADR					539,904
						1,053,099
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
20,427	CI Financial Corp.					488,205

	ELECTRIC - 0.5%
18,306	RWE AG - ADR *					366,852

	ENERGY-ALTERNATIVE SOURCES - 0.5%
15,384	Vestas Wind Systems A/S - ADR					349,448

	FOOD - 1.3%
24,202	Koninklijke Ahold Delhaize NV - ADR					539,705
8,823	Loblaw Cos Ltd.					479,618
						1,019,323
	FOREST PRODUCTS & PAPER - 0.7%
15,123	UPM-Kymmene OYJ - ADR					511,762

	INSURANCE - 1.8%
27,458	China Life Insurance Co. Ltd. - ADR					460,196
861	Fairfax Financial Holdings Ltd.					454,358
108,468	SCOR SE - ADR					488,106
						1,402,660
	LEISURE TIME - 0.6%
6,822	Carnival PLC - ADR					486,613

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Fair Value
	OFFICE & BUSINESS EQUIPMENT - 0.6%
12,149	Canon, Inc. - ADR					$488,633

	OIL & GAS - 2.1%
6,153	China Petroleum & Chemical Corp. - ADR					534,388
6,928	PetroChina Co. Ltd. - ADR *					547,451
44,750	Petroleo Brasileiro SA - ADR *					554,453
						1,636,292
	PHARMACEUTICALS - 1.9%
34,349	Astellas Pharma, Inc. - ADR					453,063
5,515	Novartis AG - ADR					496,681
9,134	Novo Nordisk A/S - ADR					506,937
						1,456,681
	REAL ESTATE - 0.6%
10,371	Daito Trust Construction Co, Ltd. - ADR					454,198

	RETAIL - 0.6%
25,415	HUGO BOSS AG - ADR					462,299

	SOFTWARE - 0.7%
1,592	NetEase, Inc. - ADR					509,695

	TELECOMMINICATIONS - 3.7%
26,193	BT Group PLC - ADR					491,381
34,116	KDDI Corp. - ADR					439,755
131,279	Koninklijke KPN NV - ADR					466,040
9,451	Nippon Telegraph & Telephone Corp. - ADR					456,483
18,835	NTT DOCOMO, Inc. - ADR					469,933
21,695	Telenor ASA - ADR					508,097
						2,831,689
	WATER - 0.8%
50,222	Cia de Saneamento Basico do Estado de Sao Paulo - ADR					569,517

	TOTAL COMMON STOCK (Cost - $21,645,464)					22,509,068

	TOTAL INVESTMENTS - 29.4% (Cost - $21,645,464) (a)					$22,509,068
	CASH, OTHER ASSETS AND LIABILITIES - NET - 70.6%					53,931,374
	TOTAL NET ASSETS - 100.0%					$76,440,442

* Non-Income producing security.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,645,464 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation:	$1,021,696
					Unrealized depreciation:	(158,092)
					Net unrealized appreciation:	$863,604

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	January 31, 2018	Interest Rate Payable	Date	Counterparty	(Depreciation)
3,791	Aena Ord Aena Sme Sa	$656,966	LIBOR + 0.450%	12/31/2018	Barclay's	$10,144
1,459,000	Agricultural Bank Of China-h	5,990,969	LIBOR + 0.400%	12/31/2018	Barclay's	128,797
696,000	Air China Air China Ltd-h	6,846,974	LIBOR + 0.400%	12/31/2018	Barclay's	141,873
17,200	Asahi Glass Co Ltd	85,241,463	LIBOR + 0.350%	12/31/2018	Barclay's	(23,248)
17,500	Astellas Pharma Inc	24,601,267	LIBOR + 0.350%	12/31/2018	Barclay's	5,440
1,525,378	Banco De Chile	251,030	LIBOR + 1.500%	12/31/2018	Barclay's	10,640
26,871	Banco Santander Brasil-unit	270,724	LIBOR + 1.000%	12/31/2018	Barclay's	35,067
2,972,272	Banco Santander Chile	249,183	LIBOR + 1.500%	12/31/2018	Barclay's	4,095
3,626	Bank Nova Scoti Bank Of Nova Scotia	237,728	LIBOR + 0.450%	12/31/2018	Barclay's	3,589
1,376,000	Bank Of China Ltd-h	5,739,977	LIBOR + 0.400%	12/31/2018	Barclay's	94,110
81,844	Bb Seguridade Participacoes	746,867	LIBOR + 1.000%	12/31/2018	Barclay's	55,700
Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	January 31, 2018	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
21,369	Blackberry Ord Blackberry Ltd	$273,532	LIBOR + 0.450%	12/31/2018	Barclay's	$(2,043)
19,620	Boliden Ord Boliden Ab	5,486,289	LIBOR + 0.450%	12/31/2018	Barclay's	15,210
28,100	Brother Industries Ltd	81,249,997	LIBOR + 0.350%	12/31/2018	Barclay's	(26,009)
53,455	Bt Group Bt Group Plc	142,977	LIBOR + 0.500%	12/31/2018	Barclay's	(9,243)
6,200	Canon Ord Canon Inc	26,943,154	LIBOR + 0.350%	12/31/2018	Barclay's	1,050
2,805	Carnival Carnival Plc	139,281	LIBOR + 0.500%	12/31/2018	Barclay's	70
59,000	Catcher Technology Co Ltd	662,737	LIBOR + 0.750%	12/31/2018	Barclay's	12,327
412,000	Cathay Financial Holding Co	768,235	LIBOR + 0.750%	12/31/2018	Barclay's	2,317
125,016	Ccr Sa	616,981	LIBOR + 1.000%	12/31/2018	Barclay's	372
4,399	Cgi Group Inc - Class A	238,386	LIBOR + 0.450%	12/31/2018	Barclay's	13,831
1,987	Check Point Sof Check Point Software Tech	207,378	LIBOR + 0.450%	12/31/2018	Barclay's	(2,117)
70,000	China Life Insurance Co-h	1,808,446	LIBOR + 0.400%	12/31/2018	Barclay's	5,333
707,500	China Minsheng Banking-h	5,829,667	LIBOR + 0.400%	12/31/2018	Barclay's	63,265
137,600	China Pacific Insurance Gr-h	5,369,643	LIBOR + 0.400%	12/31/2018	Barclay's	10,987
316,000	China Petroleum & Chemical-h	2,002,877	LIBOR + 0.400%	12/31/2018	Barclay's	16,858
284,500	China Shenhua Energy Co-h	6,122,163	LIBOR + 0.400%	12/31/2018	Barclay's	101,971
10,516	Ci Financial Corp	248,631	LIBOR + 0.450%	12/31/2018	Barclay's	5,820
25,771	Cia Saneamento Basico De Sp	282,351	LIBOR + 1.000%	12/31/2018	Barclay's	13,396
34,340	Cielo Sa	275,845	LIBOR + 1.000%	12/31/2018	Barclay's	15,567
7,199	Covestro Ord Covestro Ag	645,541	LIBOR + 0.450%	12/31/2018	Barclay's	24,965
1,071,000	Ctbc Financial Holding Co Lt	769,218	LIBOR + 0.750%	12/31/2018	Barclay's	12,217
1,200	Daito Trust Construct Co Ltd	25,241,206	LIBOR + 0.350%	12/31/2018	Barclay's	(21,691)
6,152	Danske Bank Ord Danske Bank A/s	1,504,260	LIBOR + 0.350%	12/31/2018	Barclay's	(1,296)
7,333	Deutsche Luftha Deutsche Lufthansa-reg	217,015	LIBOR + 0.450%	12/31/2018	Barclay's	(8,065)
1,248,427	Ecopetrol Sa	952,929	LIBOR + 1.500%	12/31/2018	Barclay's	218,542
3,200,685	Enel Americas Sa	705,899	LIBOR + 1.500%	12/31/2018	Barclay's	43,673
290,941	Eregli Demir Ve Celik Fabrik	2,823,362	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay's	11,462
444	Fairfax Financial Hldgs Ltd	235,024	LIBOR + 0.450%	12/31/2018	Barclay's	(1,071)
287,000	Far Eastone Telecomm Co Ltd	724,391	LIBOR + 0.750%	12/31/2018	Barclay's	22,796
220,000	Formosa Chemicals & Fibre	788,983	LIBOR + 0.750%	12/31/2018	Barclay's	32,520
188,000	Formosa Petrochemical Corp	756,961	LIBOR + 0.750%	12/31/2018	Barclay's	41,664
7,641	Gildan Activewear Inc	251,493	LIBOR + 0.450%	12/31/2018	Barclay's	8,819
133,400	Gudang Garam Tbk Pt	828,504	LIBOR + 0.850%	12/31/2018	Barclay's	(22,385)
13,481	Hexagon B Ord Hexagon Ab-b Shs	5,946,435	LIBOR + 0.450 - 0.500%	12/31/2018	Barclay's	48,224
19,700	Hitachi Construction Machine	83,543,855	LIBOR + 0.350%	12/31/2018	Barclay's	116,116
2,615	Hugo Boss N Ord Hugo Boss Ag -ord	196,736	LIBOR + 0.450%	12/31/2018	Barclay's	(4,314)
70,657	Husqvarna B Ord Husqvarna Ab-b Shs	5,717,778	LIBOR + 0.450%	12/31/2018	Barclay's	11,489
20,901	Investment Kinn Kinnevik Ab - B	5,960,935	LIBOR + 0.400 - 0.450%	12/31/2018	Barclay's	5,693
13,400	Itochu Corp	28,919,796	LIBOR + 0.350%	12/31/2018	Barclay's	(2,402)
23,200	Jardine C&c Jardine Cycle & Carriage Ltd	939,064	LIBOR + 0.400%	12/31/2018	Barclay's	(10,271)
8,700	Kddi Corp	24,705,733	LIBOR + 0.350%	12/31/2018	Barclay's	(6,957)
12,487	Koninklijke Aho Koninklijke Ahold Delhaize N	232,948	LIBOR + 0.450%	12/31/2018	Barclay's	(10,940)
68,072	Kpn Kon Ord Koninklijke Kpn Nv	193,905	LIBOR + 0.450%	12/31/2018	Barclay's	(2,655)
7,259	Kt&g Corp	754,957	LIBOR + 0.600 - 0.650%	12/31/2018	Barclay's	(22,901)
4,546	Loblaw Companies Ltd	250,682	LIBOR + 0.450%	12/31/2018	Barclay's	(4,000)
4,290	Magna Internati Magna International Inc	250,250	LIBOR + 0.450%	12/31/2018	Barclay's	(4,778)
419,800	Misc Bhd	785,966	LIBOR + 0.850%	12/31/2018	Barclay's	25,836
65,900	Mitsubishi Chemical Holdings	80,701,503	LIBOR + 0.350%	12/31/2018	Barclay's	(24,356)
15,600	Mitsui & Co Ltd	29,661,706	LIBOR + 0.350%	12/31/2018	Barclay's	1,755
57,611	Mol Hungarian O Mol Hungarian Oil And Gas Pl	175,300,847	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay's	2,216
825	Netease Inc-adr	277,218	LIBOR + 0.450%	12/31/2018	Barclay's	(13,374)
4,800	Nippon Telegraph & Telephone	25,492,782	LIBOR + 0.350%	12/31/2018	Barclay's	(5,325)
24,100	Nissan Motor Co Ltd	27,499,357	LIBOR + 0.350%	12/31/2018	Barclay's	4,912
2,841	Novartis N Ord Novartis Ag-reg	235,553	LIBOR + 0.350%	12/31/2018	Barclay's	3,768
Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	January 31, 2018	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
4,711	Novo Nordisk B Novo Nordisk A/s-b	$1,631,360	LIBOR + 0.350%	12/31/2018	Barclay's	$(10,340)
9,600	Ntt Docomo Inc	26,497,597	LIBOR + 0.350%	12/31/2018	Barclay's	(4,946)
11,486	Omv Ord Omv Ag	624,371	LIBOR + 0.450%	12/31/2018	Barclay's	(35,761)
260,000	Pegatron Corp	657,429	LIBOR + 0.750%	12/31/2018	Barclay's	46,280
44,100	Petrobras - Petroleo Bras	255,735	LIBOR + 1.000%	12/31/2018	Barclay's	40,610
356,000	Petrochina Co Ltd-h	2,054,109	LIBOR + 0.400%	12/31/2018	Barclay's	19,382
376,441	Pgnig Ord Polskie Gornictwo Naftowe I	2,400,540	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay's	19,627
19,872	Pknorlen Ord Polski Koncern Naftowy Orlen	2,150,783	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay's	607
265,600	Ptt Exploration & Prod-for	920,094	LIBOR + 0.850%	12/31/2018	Barclay's	88,042
285,300	Ptt Global Chemical Pcl-for	824,299	LIBOR + 0.850%	12/31/2018	Barclay's	51,557
53,900	Ptt Pcl/foreign	799,561	LIBOR + 0.850%	12/31/2018	Barclay's	46,261
142,100	Public Bank Berhad	743,210	LIBOR + 0.850%	12/31/2018	Barclay's	56,839
2,992	Royal Bank Of C Royal Bank Of Canada	253,842	LIBOR + 0.450%	12/31/2018	Barclay's	4,684
9,653	Rwe Ord Rwe Ag	171,039	LIBOR + 0.450%	12/31/2018	Barclay's	(19,442)
5,719	Samsung Life Insurance Co Lt	687,955	LIBOR + 0.600 - 0.650%	12/31/2018	Barclay's	5,727
5,632	Scor Ord Scor Se	204,274	LIBOR + 0.450%	12/31/2018	Barclay's	(1,779)
92,800	Siam Cement Pub Co-for Reg	1,432,667	LIBOR + 0.850%	12/31/2018	Barclay's	23,103
392,000	Sinopec Shanghai Petrochem-h	1,868,026	LIBOR + 0.400%	12/31/2018	Barclay's	1,058
6,700	Subaru Corp	25,182,848	LIBOR + 0.350%	12/31/2018	Barclay's	(8,678)
47,848	Svenska Handels Svenska Handelsbanken-a Shs	5,510,641	LIBOR + 0.350 - 0.450%	12/31/2018	Barclay's	(3,404)
18,372	Swedish Match O Swedish Match Ab	6,047,741	LIBOR + 0.400 - 0.450%	12/31/2018	Barclay's	(23,615)
187,000	Taiwan Mobile Co Ltd	689,752	LIBOR + 0.750%	12/31/2018	Barclay's	24,492
11,094	Telenor Ord Telenor Asa	2,074,573	LIBOR + 0.400%	12/31/2018	Barclay's	(9,555)
223,400	Thai Oil Pcl-foreign	723,698	LIBOR + 0.850%	12/31/2018	Barclay's	6,604
20,400	Toho Co Ltd	78,445,017	LIBOR + 0.350%	12/31/2018	Barclay's	(29,173)
3,700	Toyota Motor Toyota Motor Corp	28,090,473	LIBOR + 0.350%	12/31/2018	Barclay's	(3,841)
322,000	Uni-president Enterprises Co	739,599	LIBOR + 0.750%	12/31/2018	Barclay's	32,549
10,874	United Internet United Internet Ag-reg Share	633,653	LIBOR + 0.450%	12/31/2018	Barclay's	4,660
268,900	United Tractors Tbk Pt	730,283	LIBOR + 0.850%	12/31/2018	Barclay's	49,773
7,768	Upm Kymmene Ord Upm-kymmene Oyj	208,995	LIBOR + 0.450%	12/31/2018	Barclay's	2,032
2,653	Vestas Wind Sys Vestas Wind Systems A/s	1,150,935	LIBOR + 0.350%	12/31/2018	Barclay's	(11,209)
543,000	Weichai Power Co Ltd-h	5,106,577	LIBOR + 0.400%	12/31/2018	Barclay's	25,568
666,000	Yanzhou Coal Mining Co-h	6,982,882	LIBOR + 0.400%	12/31/2018	Barclay's	267,953
	Total	1,010,009,068				1,830,720

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Fair Value
	COMMON STOCK - 99.1%
	APPAREL - 3.0%
12,752	Deckers Outdoor Corp. *		$1,092,974

	AUTO MANUFACTURERS - 3.0%
23,651	Navistar International Corp. *		1,083,925

	AUTO PARTS & EQUIPMENT- 3.0%
16,937	Adient PLC		1,097,518

	CHEMICALS - 3.0%
93,611	Platform Specialty Products Corp. *		1,096,185

	COMMERCIAL SERVICES - 6.0%
8,748	Automatic Data Processing, Inc.		1,081,515
47,466	Hertz Global Holdings, Inc. *		1,088,395
			2,169,910
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
4,233	Alliance Data Systems Corp.		1,086,442

	FOOD - 3.0%
17,250	Sysco Corp.		1,084,508

	HEALTHCARE-PRODUCTS - 3.0%
15,093	Baxter International, Inc.		1,087,149

	HEALTHCARE-SERVICES - 3.0%
20,764	MEDNAX, Inc. *		1,096,547

	INSURANCE - 3.0%
24,461	Stewart Information Services Corp.		1,088,759

	INTERNET - 6.0%
36,659	Cars.com, Inc. *		1,088,406
24,899	Imperva, Inc. *		1,089,331
			2,177,737
	MACHINERY-CONSTRUCTION & MINING - 3.0%
22,998	Terex Corp.		1,081,366

	MACHINERY-DIVERSIFIED - 3.0%
48,889	Welbilt, Inc. *		1,090,225

	MINING - 3.0%
56,094	Freeport-McMoRan, Inc. *		1,093,833

	MISCELLANEOUS MANUFACTURING - 6.0%
15,334	Pentair PLC		1,096,381
31,518	Trinity Industries, Inc.		1,086,425
			2,182,806

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares			Fair Value
	OFFICE & BUSINESS EQUIPMENT - 3.0%
31,794	Xerox Corp.		$1,085,129

	PHARMACEUTICALS - 9.0%
146,244	Depomed, Inc. *		1,074,893
13,080	Herbalife Ltd. *		1,085,509
12,033	Perrigo Co PLC		1,090,430
			3,250,832
	PIPELINES - 3.0%
19,352	Cheniere Energy, Inc. *		1,094,549

	RETAIL - 12.0%
49,499	Bloomin' Brands, Inc.		1,090,463
6,961	Buffalo Wild Wings, Inc. *		1,092,877
3,345	Chipotle Mexican Grill, Inc. *		1,086,322
10,168	Tiffany & Co.		1,084,417
			4,354,079
	SAVINGS & LOANS - 3.0%
79,595	Investors Bancorp, Inc.		1,089,656

	SEMICONDUCTORS - 6.1%
46,765	Marvell Technology Group Ltd.		1,091,027
9,096	NXP Semiconductors NV *		1,094,431
			2,185,458
	SOFTWARE - 9.0%
16,248	Akamai Technologies, Inc. *		1,088,454
8,732	athenahealth, Inc. *		1,094,207
15,282	CDK Global, Inc.		1,089,454
			3,272,115

	TOTAL COMMON STOCK (Cost - $35,460,063)		35,941,702

	TOTAL INVESTMENTS - 99.1% (Cost - $35,460,063) (a)		$35,941,702
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.9%		333,552
	TOTAL NET ASSETS - 100.0%		$36,275,254

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,460,063 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$932,273
		Unrealized depreciation:	(450,634)
		Net unrealized appreciation:	$481,639

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Fair Value
	COMMON STOCK - 20.3%
	AEROSPACE & DEFENSE - 0.4%
743	TransDigm Group, Inc.		$235,464

	AGRICULTURE - 0.8%
3,136	Altria Group, Inc.		220,586
2,067	Philip Morris International, Inc.		221,644
			442,230
	BIOTECHNOLOGY - 0.4%
2,864	Gilead Sciences, Inc.		240,003

	CHEMICALS - 1.3%
5,649	CF Industries Holdings, Inc.		239,744
8,766	Mosaic Co.		239,312
2,049	LyondellBasell Industries NV		245,552
			724,608
	COMMERCIAL SERVICES - 0.8%
8,477	H&R Block, Inc.		224,980
5,845	Nielsen Holdings PLC		218,661
			443,641
	COMPUTERS - 1.9%
9,941	HP, Inc.		231,824
1,414	International Business Machines Corp.		231,472
2,713	Western Digital Corp.		241,403
5,517	Seagate Technology PLC		304,538
			1,009,237
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
1,435	CME Group, Inc.		220,244
16,905	Navient Corp.		240,896
5,903	Invesco Ltd.		213,275
			674,415
	ELECTRIC - 1.9%
20,290	AES Corp.		234,552
6,218	FirstEnergy Corp.		204,572
5,922	PPL Corp.		188,734
5,107	SCANA Corp.		207,549
4,183	Southern Co.		188,695
			1,024,102
	ELECTRICAL COMPONENT & EQUIPMENT - 0.4%
3,293	Emerson Electric Co.		237,853

	FOOD - 0.4%
3,775	General Mills, Inc.		220,800

	FOREST PRODUCTS & PAPER - 0.4%
3,750	International Paper Co.		235,725

	HEALTHCARE-PRODUCTS - 0.4%
5,816	Patterson Cos, Inc.		208,736

	INSURANCE - 0.4%
3,977	MetLife, Inc.		191,174

	IRON & STEEL - 0.5%
3,712	Nucor Corp.		248,556

	MISCELLANEOUS MANUFACTURING - 0.8%
2,728	Eaton Corp PLC		229,070
11,869	General Electric Co.		191,922
			420,992

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares			Fair Value
	OFFICE & BUSINESS EQUIPMENT - 0.5%
7,204	Xerox Corp.		$245,873

	OIL & GAS - 1.3%
2,573	Exxon Mobil Corp.		224,623
3,613	Helmerich & Payne, Inc.		260,244
3,049	Occidental Petroleum Corp.		228,584
			713,451
	PHARMACEUTICALS - 1.3%
3,600	Cardinal Health, Inc.		258,444
3,867	Merck & Co., Inc.		229,120
5,922	Pfizer, Inc.		219,351
			706,915
	PIPELINES - 0.9%
4,117	ONEOK, Inc.		242,327
7,454	Williams Cos, Inc.		233,981
			476,308
	RETAIL - 2.3%
1,160	Costco Wholesale Corp.		226,049
4,401	Kohl's Corp.		285,053
8,968	Macy's, Inc.		232,720
3,559	Target Corp.		267,708
2,202	Walmart, Inc.		234,733
			1,246,263
	SAVINGS & LOANS - 0.4%
11,229	People's United Financial, Inc.		220,874

	TELECOMMINICATIONS - 1.3%
5,908	AT&T, Inc.		221,255
14,213	CenturyLink, Inc.		253,134
4,215	Verizon Communications, Inc.		227,905
			702,294
	TOYS, GAMES & HOBBIES - 0.3%
11,607	Mattel, Inc.		183,855

	TOTAL COMMON STOCK (Cost - $10,689,872)		11,053,369

	EXCHANGE TRADED FUNDS - 77.9%
	EQUITY FUNDS - 20.0%
33,909	iShares Core S&P Small-Cap ETF		2,669,995
71,827	Schwab International Small-Cap Equity ETF		2,758,875
22,293	Vanguard FTSE All World ex-US Small-Cap ETF		2,775,701
17,645	Vanguard Small-Cap ETF		2,678,158
			10,882,729
	DEBT FUNDS - 57.9%
119,493	iShares iBoxx $ High Yield Corporate Bond ETF		10,431,739
271,789	iShares US Preferred Stock ETF		10,224,702
203,620	SPDR Bloomberg Barclays Convertible Securities		10,822,403
			31,478,844

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,054,211)		42,361,573

	TOTAL INVESTMENTS - 98.2% (Cost - $52,744,083) (a)		$53,414,942
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.8%		947,103
	TOTAL NET ASSETS - 100.0%		$54,362,045

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,744,083 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$930,453
		Unrealized depreciation:	(259,594)
		Net unrealized appreciation:	$670,859

Redwood Funds
Notes to Portfolio of Investments
January 31, 2018 (Unaudited)
The following is a summary of significant accounting policies followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Managed Volatility Fund
Notes to Portfolio of Investments
January 31, 2018 (Unaudited)
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Funds' assets and liabilities measured at fair value:

Redwood Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$328,166,291	$-	$-	$328,166,291
Total	$328,166,291	$-	$-	$328,166,291
Derivatives
Total Return Swap	$-	$-	$-	$-
Total	$-	$-	$-	$-

Redwood Managed Municipal Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$-	$-	$-	$-
Total	$-	$-	$-	$-

Redwood AlphaFactor® Core Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$60,940,094	$-	$-	$60,940,094
Total	$60,940,094	$-	$-	$60,940,094

Redwood AlphaFactor® Tactical Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$81,736,290	$-	$-	$81,736,290
Total	$81,736,290	$-	$-	$81,736,290

Redwood AlphaFactor® Tactical International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,509,068	$-	$-	$22,509,068
Total	$22,509,068	$-	$-	$22,509,068
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swaps	$1,830,720	$-	$-	$1,830,720
Total	$1,830,720	$-	$-	$1,830,720
Redwood Funds
Notes to Portfolio of Investments
January 31, 2018 (Unaudited)
Redwood Activist LeadersTM Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,941,702	$-	$-	$35,941,702
Total	$35,941,702	$-	$-	$35,941,702

Redwood Systematic Macro Trend (“SMarT”) Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,053,369	$-	$-	$11,053,369
Exchange Traded Funds	42,361,573			42,361,573
Total	$53,414,942	$-	$-	$53,414,942

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is each Fund's policy to record transfers into or out of any level at the end of the reporting period.

Swap Agreements – The Managed Volatility Fund and International Fund are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Exchange Traded Funds – Certain Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/29/2018